UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.  Name and address of issuer:

         Merrill Lynch Index Funds, Inc.
         P.O. Box 9011
         Princeton, NJ  08543

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2.  The name of each series or class of securities for which this Form is filed:

    (If the Form is being filed for all series and classes of
     securities of the issuer, check the box but do not list
     series or classes):                                          [X]

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3.  Investment Company Act File Number:                 811-7899

    Securities Act File Number:                         333-15265

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4(a).  Last day of fiscal year for which this Form is filed: December 31, 2004

4(b).  [ ]   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
             Instruction A.2)

             Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [ ]   Check box if this is the last time the issuer will be filing this
             Form.

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5.  Calculation of registration fee:

    (i)    Aggregate sale price of securities sold during
           the fiscal year pursuant to section 24(f):             $1,117,394,162
                                                                   -------------

    (ii)   Aggregate price of securities redeemed or
           repurchased during the fiscal year:     $1,048,458,155
                                                    -------------

    (iii)  Aggregate price of securities redeemed or
           repurchased during any prior fiscal year
           ending no earlier than October 11, 1995
           that were not previously used to reduce
           registration fees payable to the
           Commission:                             $0
                                                    -------------

    (iv)   Total available redemption credits
           [add Items 5(ii) and 5(iii)]:                        - $1,048,458,155
                                                                   -------------

    (v)    Net sales - if Item 5(i)is greater than
           Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:          $68,936,007
                                                                      ----------

    (vi)   Redemption credits available for use in
           future years - if Item 5(i) is less than
           Item 5(iv) [subtract Item 5(iv) from
           Item 5(i)]:                             $0
                                                    -------------

    (vii)  Multiplier for determining registration fee
           (See Instruction C.9):                                  x  .0001177
                                                                     ----------

    (viii) Registration fee due [multiply Item 5(v) by
           Item 5(vii)] (enter "0" if no fee is due):              = $ 8,113.77
                                                                      ==========

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6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting
    an amount of securities that were registered under the
    Securities Act of 1933 pursuant to rule 24e-2 as in
    effect before October 11, 1997, then report the amount
    of securities (number of shares or other units) deducted
    here:                                                              0
                                                                       ---------

    If there is a number of shares or other units that were
    registered pursuant to rule 24e-2 remaining unsold at
    the end of the fiscal year for which this form is filed
    that are available for use by the issuer in future
    fiscal years, then state that number here:                         0
                                                                       ---------

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7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
    Instruction D):                                                 + $0
                                                                      ----------

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8.  Total of the amount of the registration fee due plus any
    interest due [line 5(viii) plus line 7]:                        = $ 8,113.77
                                                                      ----------

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9.  Date the registration fee and any interest payment was
    sent to the Commission's lockbox depository:            March 15, 2005

         Method of Delivery:

              [X] Wire Transfer

              [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

                                                     /s/ Donald C. Burke
                                                 -------------------------------
                                                         Donald C. Burke
                                                   Vice President and Treasurer
Date: March 15, 2005
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*  Please print the name and title of the signing officer below the signature.